Investment Portfolio	as of November 30, 2019 (Unaudited)

DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Common Stocks 99.5%
Communication Services 2.9%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	3,456	129,185
CenturyLink, Inc.	3,843	55,685
Verizon Communications, Inc.	4,266	256,984
Zayo Group Holdings, Inc.*	3,123	106,932
		548,786
Entertainment 0.5%
Activision Blizzard, Inc.	502	27,525
Cinemark Holdings, Inc.	12,018	407,050
Electronic Arts, Inc.*	383	38,687
Liberty Media Corp.-Liberty Formula One "C"*	881	39,724
Live Nation Entertainment, Inc.*	4,443	310,166
Madison Square Garden Co. "A"*	927	261,210
Take-Two Interactive Software, Inc.*	1,167	141,615
Viacom, Inc. "B"	5,320	128,052
Walt Disney Co.	1,098	166,435
Zynga, Inc. "A"*	15,796	98,409
		1,618,873
Interactive Media & Services 0.3%
Alphabet, Inc. "A"*	51	66,509
Alphabet, Inc. "C"*	55	71,773
Facebook, Inc. "A"*	258	52,023
IAC/InterActiveCorp.*	2,416	538,043
Match Group, Inc. (a)	457	32,209
		760,557
Media 1.7%
Altice U.S.A., Inc. "A"*	2,966	75,870
AMC Networks, Inc. "A"*	1,747	67,137
Cable One, Inc.	375	575,625
Charter Communications, Inc. "A"*	499	234,535
Comcast Corp. "A"	3,887	171,611
Discovery, Inc. "A"*	464	15,284
Discovery, Inc. "C"*	1,522	46,451
DISH Network Corp. "A"*	5,462	186,637
Fox Corp. "A"	16,453	588,359
Fox Corp. "B"*	9,830	343,853
Interpublic Group of Companies, Inc.	16,664	373,274
John Wiley & Sons, Inc. "A"	1,832	86,580
Liberty Broadband Corp. "C"*	387	46,243
Liberty Media Corp.-Liberty SiriusXM "A"*	1,048	51,038
Liberty Media Corp.-Liberty SiriusXM "C"*	3,029	146,937
New York Times Co. "A"	10,430	336,368
News Corp. "A"	2,303	29,663
Nexstar Media Group, Inc. "A"	3,100	333,901
Omnicom Group, Inc.	14,479	1,150,791
Sinclair Broadcast Group, Inc. "A"	1,749	60,918
Sirius XM Holdings, Inc.	10,279	71,747
ViacomCBS, Inc. "B"	5,748	232,104
		5,224,926
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	2,080	163,384
Telephone & Data Systems, Inc.	14,138	335,212
United States Cellular Corp.*	1,831	62,089
		560,685
Consumer Discretionary 13.7%
Auto Components 0.4%
Aptiv PLC	2,293	215,267
BorgWarner, Inc.	5,170	217,399
Gentex Corp.	21,521	611,196
Goodyear Tire & Rubber Co.	1,869	29,885
Lear Corp.	1,637	196,948
		1,270,695
Automobiles 0.3%
Ford Motor Co.	35,118	318,169
General Motors Co.	6,390	230,040
Harley-Davidson, Inc.	4,338	157,816
Thor Industries, Inc.	496	31,630
		737,655
Distributors 0.7%
Genuine Parts Co.	14,653	1,529,333
LKQ Corp.*	6,517	229,920
Pool Corp.	2,317	478,345
		2,237,598
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions, Inc.*	3,028	455,775
Frontdoor, Inc.*	5,915	267,713
Graham Holdings Co. "B"	896	565,923
Grand Canyon Education, Inc.*	1,850	157,601
H&R Block, Inc.	33,740	822,581
Service Corp. International	10,420	458,688
ServiceMaster Global Holdings, Inc.*	458	17,949
		2,746,230
Hotels, Restaurants & Leisure 3.0%
Aramark	2,659	116,039
Carnival Corp.	7,379	332,645
Chipotle Mexican Grill, Inc.*	386	314,173
Choice Hotels International, Inc.	1,304	126,814
Darden Restaurants, Inc.	13,687	1,621,088
Domino's Pizza, Inc.	1,487	437,624
Dunkin' Brands Group, Inc.	4,259	326,026
Extended Stay America, Inc. (Units)	4,011	59,202
Hilton Worldwide Holdings, Inc.	3,515	369,075
Hyatt Hotels Corp. "A"	2,040	164,832
Las Vegas Sands Corp.	614	38,529
Marriott International, Inc. "A"	1,600	224,576
McDonald's Corp.	937	182,228
MGM Resorts International	1,915	61,184
Norwegian Cruise Line Holdings Ltd.*	8,482	454,974
Planet Fitness, Inc. "A"*	2,206	163,068
Royal Caribbean Cruises Ltd.	3,056	366,781
Six Flags Entertainment Corp.	1,552	67,481
Starbucks Corp.	15,576	1,330,658
The Wendy's Co.	17,466	374,471
Vail Resorts, Inc.	576	139,778
Wyndham Destinations, Inc.	6,141	297,838
Wyndham Hotels & Resorts, Inc.	292	16,916
Yum China Holdings, Inc.	9,015	401,348
Yum! Brands, Inc.	9,759	982,439
		8,969,787
Household Durables 2.2%
D.R. Horton, Inc.	10,308	570,548
Garmin Ltd.	12,064	1,178,532
Leggett & Platt, Inc.	10,314	539,629
Lennar Corp. "A"	5,258	313,640
Mohawk Industries, Inc.*	629	87,664
NVR, Inc.*	345	1,308,202
PulteGroup, Inc.	40,388	1,601,384
Tempur Sealy International, Inc.*	505	42,864
Toll Brothers, Inc.	14,036	563,826
Whirlpool Corp.	2,794	399,821
		6,606,110
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc.*	23	41,418
Booking Holdings, Inc.*	98	186,595
eBay, Inc.	13,396	475,826
Expedia Group, Inc.	2,284	232,191
Qurate Retail, Inc.*	3,447	32,609
		968,639
Leisure Products 0.1%
Brunswick Corp.	785	46,134
Hasbro, Inc.	2,460	250,182
Polaris, Inc.	195	19,052
		315,368
Multiline Retail 1.2%
Dollar General Corp.	11,241	1,768,884
Dollar Tree, Inc.*	3,217	294,227
Kohl's Corp.	4,149	195,045
Nordstrom, Inc.	2,525	96,379
Ollie's Bargain Outlet Holdings, Inc.*	1,455	95,157
Target Corp.	8,439	1,054,959
		3,504,651
Specialty Retail 3.9%
Advance Auto Parts, Inc.	4,278	671,988
AutoNation, Inc.*	974	49,762
AutoZone, Inc.*	1,304	1,536,008
Best Buy Co., Inc.	9,707	782,772
Burlington Stores, Inc.*	2,376	534,600
CarMax, Inc.*	3,158	307,147
Dick's Sporting Goods, Inc.	5,436	249,023
Five Below, Inc.*	714	88,329
Foot Locker, Inc.	7,022	281,231
Home Depot, Inc.	795	175,305
L Brands, Inc.	781	14,948
Lowe's Companies, Inc.	7,063	828,561
O'Reilly Automotive, Inc.*	2,666	1,179,119
Penske Automotive Group, Inc.	1,554	78,461
Ross Stores, Inc.	11,483	1,333,750
The Gap, Inc.	3,629	60,278
Tiffany & Co.	1,116	149,321
TJX Companies, Inc.	22,536	1,377,626
Tractor Supply Co.	12,447	1,175,495
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,023	473,099
Williams-Sonoma, Inc.	5,822	404,047
		11,750,870
Textiles, Apparel & Luxury Goods 0.7%
Carter's, Inc.	3,231	333,795
Columbia Sportswear Co.	1,456	134,680
Hanesbrands, Inc.	7,666	115,527
Lululemon Athletica, Inc.*	1,225	276,470
NIKE, Inc. "B"	4,863	454,642
PVH Corp.	815	79,022
Ralph Lauren Corp.	1,226	131,599
Tapestry, Inc.	3,480	93,577
VF Corp.	6,371	564,088
		2,183,400
Consumer Staples 6.4%
Beverages 0.5%
Brown-Forman Corp. "A"	764	48,743
Brown-Forman Corp. "B"	2,400	162,768
Coca-Cola Co.	1,151	61,463
Constellation Brands, Inc. "A"	1,266	235,552
Molson Coors Brewing Co. "B"	6,566	331,452
Monster Beverage Corp.*	3,948	236,169
PepsiCo, Inc.	2,380	323,276
		1,399,423
Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	6,339	1,101,528
Costco Wholesale Corp.	3,018	904,826
Kroger Co.	18,829	514,785
Sprouts Farmers Market, Inc.*	11,963	236,867
Sysco Corp.	19,412	1,563,637
U.S. Foods Holding Corp.*	15,399	612,418
Walgreens Boots Alliance, Inc.	8,820	525,672
Walmart, Inc.	721	85,864
		5,545,597
Food Products 2.4%
Archer-Daniels-Midland Co.	1,789	76,802
Bunge Ltd.	434	23,167
Campbell Soup Co.	2,094	97,518
Conagra Brands, Inc.	5,302	153,069
Flowers Foods, Inc.	12,172	262,063
General Mills, Inc.	8,028	428,053
Hormel Foods Corp.	14,945	665,501
Ingredion, Inc.	3,065	254,916
Kellogg Co.	5,091	331,526
Lamb Weston Holdings, Inc.	5,616	471,632
McCormick & Co., Inc.	3,881	656,859
Mondelez International, Inc. "A"	9,374	492,510
Pilgrim's Pride Corp.*	3,586	112,959
Post Holdings, Inc.*	2,309	243,830
Seaboard Corp.	15	61,673
The Hershey Co.	4,880	723,021
The JM Smucker Co.	5,801	609,627
TreeHouse Foods, Inc.*	2,033	99,393
Tyson Foods, Inc. "A"	15,385	1,382,958
		7,147,077
Household Products 1.2%
Church & Dwight Co., Inc.	12,468	875,752
Clorox Co.	4,918	728,995
Colgate-Palmolive Co.	9,758	661,788
Kimberly-Clark Corp.	8,826	1,203,337
Procter & Gamble Co.	1,274	155,504
Spectrum Brands Holdings, Inc.	2,099	131,230
		3,756,606
Personal Products 0.3%
Estee Lauder Companies, Inc. "A"	3,689	721,089
Herbalife Nutrition Ltd.*	1,398	63,763
		784,852
Tobacco 0.2%
Altria Group, Inc.	5,719	284,234
Philip Morris International, Inc.	4,797	397,815
		682,049
Energy 1.3%
Energy Equipment & Services 0.1%
Apergy Corp.*	762	19,462
Baker Hughes Co.	1,784	39,997
Halliburton Co.	1,246	26,154
Helmerich & Payne, Inc.	991	39,174
Schlumberger Ltd.	1,027	37,177
		161,964
Oil, Gas & Consumable Fuels 1.2%
Apache Corp.	1,715	38,210
Cabot Oil & Gas Corp.	16,997	270,932
Cheniere Energy, Inc.*	1,352	81,850
Chevron Corp.	1,848	216,456
Cimarex Energy Co.	3,469	159,470
Concho Resources, Inc.	699	50,719
ConocoPhillips	8,429	505,234
Devon Energy Corp.	1,985	43,452
Diamondback Energy, Inc.	269	20,805
EOG Resources., Inc.	3,730	264,457
EQT Corp.	2,404	20,987
Equitrans Midstream Corp.	10,241	102,103
Exxon Mobil Corp.	1,843	125,564
Hess Corp.	755	46,878
HollyFrontier Corp.	1,060	54,643
Kinder Morgan, Inc.	8,835	173,254
Murphy Oil Corp.	685	15,762
Noble Energy, Inc.	621	12,892
Occidental Petroleum Corp.	4,107	158,407
ONEOK, Inc.	1,381	98,120
Phillips 66	5,327	611,114
Pioneer Natural Resources Co.	1,473	188,308
Valero Energy Corp.	4,543	433,811
		3,693,428
Financials 12.3%
Banks 1.5%
Associated Banc-Corp.	2,549	54,651
Bank of America Corp.	1,006	33,520
Bank of Hawaii Corp. (a)	1,081	97,409
BankUnited, Inc.	1,891	66,298
BB&T Corp.	4,627	253,189
CIT Group, Inc.	3,506	159,593
Citigroup, Inc.	1,319	99,083
Citizens Financial Group, Inc.	3,651	140,417
Comerica, Inc.	1,469	103,432
Commerce Bancshares, Inc.	1,756	117,705
Cullen/Frost Bankers, Inc.	801	74,942
East West Bancorp., Inc.	888	40,688
Fifth Third Bancorp.	7,903	238,592
First Citizens BancShares, Inc. "A"	259	134,628
First Hawaiian, Inc.	2,319	66,184
First Horizon National Corp.	2,070	33,286
First Republic Bank	1,276	140,232
FNB Corp.	6,783	84,245
Huntington Bancshares, Inc.	12,846	191,277
JPMorgan Chase & Co.	181	23,849
KeyCorp	8,116	157,369
M&T Bank Corp.	1,415	233,107
PacWest Bancorp.	1,366	50,870
People's United Financial, Inc.	6,963	114,889
Pinnacle Financial Partners, Inc.	1,228	75,424
PNC Financial Services Group, Inc.	1,312	201,012
Popular, Inc.	5,368	296,904
Prosperity Bancshares, Inc.	1,109	77,907
Regions Financial Corp.	6,749	112,303
Signature Bank	841	103,746
Sterling Bancorp.	3,307	67,529
SunTrust Banks, Inc.	2,790	197,644
SVB Financial Group*	67	15,526
Synovus Financial Corp.	520	19,807
TCF Financial Corp.	1,279	54,345
U.S. Bancorp.	3,684	221,151
Umpqua Holdings Corp.	2,531	41,432
Webster Financial Corp.	860	41,873
Wells Fargo & Co.	316	17,209
Western Alliance Bancorp.	791	41,259
Wintrust Financial Corp.	602	40,882
Zions Bancorp. NA	2,363	117,630
		4,453,038
Capital Markets 3.1%
Affiliated Managers Group, Inc.	182	15,537
Ameriprise Financial, Inc.	2,070	339,211
Bank of New York Mellon Corp.	2,509	122,866
BlackRock, Inc.	132	65,328
Cboe Global Markets, Inc.	4,521	537,547
Charles Schwab Corp.	1,072	53,064
CME Group, Inc.	593	120,219
E*TRADE Financial Corp.	1,448	64,146
Eaton Vance Corp.	3,126	147,453
Evercore, Inc. "A"	2,594	200,724
FactSet Research Systems, Inc.	2,992	776,873
Franklin Resources., Inc.	25,103	690,081
Interactive Brokers Group, Inc. "A"	484	23,435
Intercontinental Exchange, Inc.	2,360	222,241
Invesco Ltd.	5,467	96,001
Janus Henderson Group PLC	3,377	85,776
Lazard Ltd. "A"	3,397	131,260
Legg Mason, Inc.	1,309	51,156
LPL Financial Holdings, Inc.	5,120	472,832
MarketAxess Holdings, Inc.	1,523	615,018
Moody's Corp.	3,075	697,010
Morgan Stanley	1,520	75,210
Morningstar, Inc.	1,436	225,596
MSCI, Inc.	3,864	1,001,510
Nasdaq, Inc.	3,154	330,539
Northern Trust Corp.	1,424	152,710
Raymond James Financial, Inc.	2,696	242,155
S&P Global, Inc.	2,266	599,697
SEI Investments Co.	4,409	284,513
State Street Corp.	635	47,688
T. Rowe Price Group, Inc.	5,259	649,802
TD Ameritrade Holding Corp.	1,600	82,928
The Goldman Sachs Group, Inc.	584	129,268
		9,349,394
Consumer Finance 0.9%
Ally Financial, Inc.	14,033	446,811
American Express Co.	2,376	285,405
Capital One Financial Corp.	3,561	356,136
Credit Acceptance Corp.*	457	196,720
Discover Financial Services	8,936	758,398
Navient Corp.	3,151	45,217
Santander Consumer U.S.A. Holdings, Inc.	1,868	43,991
SLM Corp.	2,413	20,583
Synchrony Financial	15,861	593,360
		2,746,621
Diversified Financial Services 0.1%
AXA Equitable Holdings, Inc.	6,271	155,145
Berkshire Hathaway, Inc. "B"*	121	26,656
Jefferies Financial Group, Inc.	3,507	73,296
Voya Financial, Inc.	3,769	219,657
		474,754
Insurance 5.9%
Aflac, Inc.	12,268	672,777
Alleghany Corp.*	196	152,888
Allstate Corp.	5,940	661,419
American Financial Group, Inc.	2,081	228,307
American International Group, Inc.	1,090	57,399
American National Insurance Co.	301	35,518
Aon PLC	2,452	499,252
Arch Capital Group Ltd.*	17,347	728,054
Arthur J. Gallagher & Co.	9,772	911,434
Assurant, Inc.	1,768	234,914
Assured Guaranty Ltd.	9,546	473,959
Athene Holding Ltd. "A"*	4,554	205,021
Axis Capital Holdings Ltd.	1,073	63,500
Brighthouse Financial, Inc.*	633	26,054
Brown & Brown, Inc.	15,563	587,348
Chubb Ltd.	2,202	333,559
Cincinnati Financial Corp.	2,928	313,442
CNA Financial Corp.	688	30,767
Erie Indemnity Co. "A"	2,725	461,342
Everest Re Group Ltd.	545	147,837
Fidelity National Financial, Inc.	24,745	1,178,604
First American Financial Corp.	15,287	972,559
Globe Life, Inc.	6,501	668,043
Hanover Insurance Group, Inc.	3,740	508,378
Hartford Financial Services Group, Inc.	7,637	472,425
Kemper Corp.	1,889	139,635
Lincoln National Corp.	2,739	161,738
Loews Corp.	7,185	365,717
Markel Corp.*	46	52,235
Marsh & McLennan Companies, Inc.	8,351	902,493
Mercury General Corp.	764	37,421
MetLife, Inc.	5,285	263,774
Old Republic International Corp.	15,234	343,679
Primerica, Inc.	2,273	304,218
Principal Financial Group, Inc.	5,690	313,519
Progressive Corp.	19,705	1,439,450
Prudential Financial, Inc.	2,996	280,486
Reinsurance Group of America, Inc.	2,847	471,065
RenaissanceRe Holdings Ltd.	2,191	412,631
The Travelers Companies, Inc.	4,328	591,724
Unum Group	4,497	138,238
W.R. Berkley Corp.	7,305	496,740
Willis Towers Watson PLC	2,560	502,886
		17,842,449
Mortgage Real Estate Investment Trusts (REITs) 0.4%
AGNC Investment Corp.	6,484	112,303
Annaly Capital Management, Inc.	13,948	130,135
Chimera Investment Corp.	13,902	283,184
MFA Financial, Inc.	25,580	195,943
New Residential Investment Corp.	10,580	163,990
Starwood Property Trust, Inc.	8,661	212,194
Two Harbors Investment Corp.	2,460	35,768
		1,133,517
Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp.	73,240	1,055,389
New York Community Bancorp., Inc.	11,346	135,244
		1,190,633
Health Care 7.9%
Biotechnology 0.5%
AbbVie, Inc.	1,501	131,683
Alexion Pharmaceuticals, Inc.*	281	32,017
Amgen, Inc.	2,074	486,809
Biogen., Inc.*	456	136,713
Gilead Sciences, Inc.	4,524	304,194
Incyte Corp.*	240	22,598
Regeneron Pharmaceuticals, Inc.*	526	194,094
United Therapeutics Corp.*	1,306	120,492
Vertex Pharmaceuticals, Inc.*	244	54,107
		1,482,707
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	1,886	161,159
Align Technology, Inc.*	255	70,722
Baxter International, Inc.	7,647	626,825
Becton, Dickinson & Co.	59	15,252
Boston Scientific Corp.*	2,735	118,289
Cantel Medical Corp.	219	16,841
Danaher Corp.	1,590	232,108
DENTSPLY SIRONA, Inc.	1,612	91,143
Edwards Lifesciences Corp.*	1,710	418,847
Hill-Rom Holdings, Inc.	2,526	270,812
Hologic, Inc.*	3,026	155,294
ICU Medical, Inc.*	170	31,872
IDEXX Laboratories, Inc.*	1,257	316,236
Integra LifeSciences Holdings Corp.*	381	23,237
Intuitive Surgical, Inc.*	361	214,037
Masimo Corp.*	3,175	492,347
Medtronic PLC	1,651	183,905
ResMed, Inc.	3,699	553,370
STERIS PLC	5,228	790,160
Stryker Corp.	1,165	238,662
Teleflex, Inc.	677	239,211
The Cooper Companies, Inc.	1,388	434,569
Varian Medical Systems, Inc.*	5,056	676,139
West Pharmaceutical Services, Inc.	4,882	717,800
Zimmer Biomet Holdings, Inc.	1,640	238,259
		7,327,096
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	3,843	337,838
Anthem, Inc.	1,305	376,701
Cardinal Health, Inc.	8,787	483,549
Centene Corp.*	520	31,444
Chemed Corp.	1,548	665,671
Covetrus, Inc.*	20,349	291,194
DaVita, Inc.*	1,262	90,574
Encompass Health Corp.	3,999	282,769
HCA Healthcare, Inc.	5,184	718,813
Henry Schein, Inc.*	17,304	1,192,246
Humana, Inc.	1,641	559,958
Laboratory Corp. of America Holdings*	2,345	404,020
McKesson Corp.	4,025	582,176
MEDNAX, Inc.*	729	19,042
Molina Healthcare, Inc.*	829	112,330
Premier, Inc. "A"*	11,042	392,433
Quest Diagnostics, Inc.	3,524	375,482
UnitedHealth Group, Inc.	398	111,388
Universal Health Services, Inc. "B"	6,262	873,486
WellCare Health Plans, Inc.*	152	48,955
		7,950,069
Health Care Technology 0.5%
Cerner Corp.	16,902	1,210,014
Veeva Systems, Inc. "A"*	1,200	179,016
		1,389,030
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	7,096	573,144
Bio-Rad Laboratories, Inc. "A"*	495	182,843
Bio-Techne Corp.	1,375	300,094
Bruker Corp.	5,143	263,270
Charles River Laboratories International, Inc.*	1,755	254,914
Illumina, Inc.*	134	42,982
IQVIA Holdings, Inc.*	2,298	335,462
Mettler-Toledo International, Inc.*	851	612,218
PerkinElmer, Inc.	2,299	213,577
PRA Health Sciences, Inc.*	993	108,048
QIAGEN NV*	1,953	83,588
Thermo Fisher Scientific, Inc.	726	227,928
Waters Corp.*	2,514	558,284
		3,756,352
Pharmaceuticals 0.6%
Allergan PLC	139	25,707
Bristol-Myers Squibb Co.	8,072	459,620
Catalent, Inc.*	1,042	54,174
Elanco Animal Health, Inc.*	7,045	195,217
Eli Lilly & Co.	2,798	328,345
Jazz Pharmaceuticals PLC*	818	123,616
Johnson & Johnson	706	97,068
Merck & Co., Inc.	1,996	174,011
Perrigo Co. PLC	215	11,015
Pfizer, Inc.	3,018	116,253
Zoetis, Inc.	2,725	328,417
		1,913,443
Industrials 17.4%
Aerospace & Defense 2.1%
Arconic, Inc.	3,031	93,840
Boeing Co.	337	123,403
BWX Technologies, Inc.	1,106	66,504
Curtiss-Wright Corp.	1,967	270,089
General Dynamics Corp.	1,050	190,827
HEICO Corp.	1,000	129,890
HEICO Corp. "A"	2,223	223,278
Hexcel Corp.	5,193	413,519
Huntington Ingalls Industries, Inc.	3,832	964,399
L3Harris Technologies, Inc.	5,702	1,146,615
Lockheed Martin Corp.	698	272,939
Northrop Grumman Corp.	555	195,232
Raytheon Co.	2,160	469,627
Spirit AeroSystems Holdings, Inc. "A"	5,667	492,972
Teledyne Technologies, Inc.*	2,484	849,503
Textron, Inc.	3,729	172,429
TransDigm Group, Inc.	527	298,862
United Technologies Corp.	627	93,009
		6,466,937
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	11,404	876,397
Expeditors International of Washington, Inc.	11,371	850,096
FedEx Corp.	457	73,143
United Parcel Service, Inc. "B"	4,301	514,959
		2,314,595
Airlines 1.2%
Alaska Air Group, Inc.	8,029	554,081
American Airlines Group, Inc.	1,109	31,873
Copa Holdings SA "A"	336	35,031
Delta Air Lines, Inc.	16,566	949,398
JetBlue Airways Corp.*	20,693	398,754
Southwest Airlines Co.	21,060	1,213,899
United Airlines Holdings, Inc.*	6,073	563,574
		3,746,610
Building Products 1.4%
A.O. Smith Corp.	3,074	148,782
Allegion PLC	5,119	614,434
Armstrong World Industries, Inc.	3,500	336,070
Fortune Brands Home & Security, Inc.	7,927	501,462
Johnson Controls International PLC	17,397	745,113
Lennox International, Inc.	3,227	825,628
Masco Corp.	18,784	874,395
Owens Corning	1,613	108,168
Resideo Technologies, Inc.*	16,608	162,426
		4,316,478
Commercial Services & Supplies 1.1%
Cintas Corp.	1,968	505,894
Clean Harbors, Inc.*	4,238	350,271
Copart, Inc.*	6,448	573,872
IAA, Inc.*	8,236	373,338
KAR Auction Services, Inc.	8,565	180,893
Republic Services, Inc.	5,393	478,089
Rollins, Inc.	5,816	208,504
Waste Management, Inc.	6,509	734,931
		3,405,792
Construction & Engineering 0.3%
AECOM*	7,658	331,821
Fluor Corp.	556	9,697
Jacobs Engineering Group, Inc.	1,756	161,710
Quanta Services, Inc.	8,351	347,736
Valmont Industries, Inc.	482	68,993
		919,957
Electrical Equipment 1.3%
Acuity Brands, Inc.	2,467	322,634
AMETEK, Inc.	5,940	588,119
Eaton Corp. PLC	8,881	821,493
Emerson Electric Co.	6,374	470,784
Hubbell, Inc.	2,715	399,159
nVent Electric PLC	2,595	64,123
Regal Beloit Corp.	2,664	217,729
Rockwell Automation, Inc.	3,735	731,462
Sensata Technologies Holding PLC*	2,988	153,852
		3,769,355
Industrial Conglomerates 0.7%
3M Co.	992	168,412
Carlisle Companies, Inc.	6,786	1,058,480
Honeywell International, Inc.	2,536	452,803
Roper Technologies, Inc.	918	330,819
		2,010,514
Machinery 5.7%
AGCO Corp.	9,497	742,001
Allison Transmission Holdings, Inc.	14,968	724,451
Caterpillar, Inc.	1,115	161,374
Colfax Corp.*	1,043	35,149
Crane Co.	3,875	321,896
Cummins, Inc.	11,842	2,165,428
Deere & Co.	1,001	168,218
Donaldson Co., Inc.	7,300	409,384
Dover Corp.	8,821	983,365
Flowserve Corp.	3,204	156,035
Fortive Corp.	6,145	443,485
Gardner Denver Holdings, Inc.*	820	27,773
Graco, Inc.	10,721	517,931
IDEX Corp.	3,067	499,124
Illinois Tool Works, Inc.	4,314	752,060
Ingersoll-Rand PLC	5,641	739,591
ITT, Inc.	7,711	538,074
Lincoln Electric Holdings, Inc.	3,084	284,530
Middleby Corp.*	1,582	183,132
Nordson Corp.	2,198	364,494
Oshkosh Corp.	4,858	439,455
PACCAR, Inc.	20,933	1,703,318
Parker-Hannifin Corp.	3,968	788,799
Pentair PLC	6,278	278,429
Snap-on, Inc.	5,143	825,246
Stanley Black & Decker, Inc.	3,135	494,515
Timken Co.	2,867	150,775
Toro Co.	12,298	961,458
WABCO Holdings, Inc.*	5,100	687,225
Westinghouse Air Brake Technologies Corp.	230	18,071
Woodward, Inc.	1,396	163,039
Xylem, Inc.	4,491	348,097
		17,075,922
Marine 0.0%
Kirby Corp.*	1,204	101,581
Professional Services 0.8%
CoStar Group, Inc.*	645	395,295
Equifax, Inc.	1,466	204,712
IHS Markit Ltd.*	3,711	269,604
ManpowerGroup, Inc.	6,684	619,206
Nielsen Holdings PLC	1,033	20,195
Robert Half International, Inc.	5,118	297,868
TransUnion	1,043	90,021
Verisk Analytics, Inc.	3,639	536,680
		2,433,581
Road & Rail 1.2%
AMERCO	529	191,614
CSX Corp.	4,145	296,533
Genesee & Wyoming, Inc. "A"*	1,591	177,317
J.B. Hunt Transport Services, Inc.	2,434	281,419
Kansas City Southern	3,899	594,286
Knight-Swift Transportation Holdings, Inc. (a)	3,324	122,955
Landstar System, Inc.	4,996	556,604
Norfolk Southern Corp.	2,442	472,527
Old Dominion Freight Line, Inc.	2,252	431,461
Ryder System, Inc.	1,414	74,221
Schneider National, Inc. "B"	1,399	31,827
Union Pacific Corp.	1,633	287,392
		3,518,156
Trading Companies & Distributors 0.7%
Air Lease Corp.	2,023	93,928
Fastenal Co.	24,837	882,210
HD Supply Holdings, Inc.*	8,738	347,947
MSC Industrial Direct Co., Inc. "A"	2,227	163,484
United Rentals, Inc.*	188	28,774
Univar Solutions, Inc.*	2,431	56,934
W.W. Grainger, Inc.	831	263,386
Watsco, Inc.	1,562	277,989
WESCO International, Inc.*	1,515	79,719
		2,194,371
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	4,355	182,692
Information Technology 15.3%
Communications Equipment 0.7%
Arista Networks, Inc.*	83	16,196
Ciena Corp.*	5,715	216,941
Cisco Systems, Inc.	4,694	212,685
EchoStar Corp. "A"*	749	31,511
F5 Networks, Inc.*	2,227	324,496
Juniper Networks, Inc.	19,496	488,570
Motorola Solutions, Inc.	3,941	659,329
Ubiquiti, Inc. (a)	164	32,341
ViaSat, Inc.*	2,058	151,263
		2,133,332
Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp. "A"	5,560	578,240
Arrow Electronics, Inc.*	2,427	193,286
Avnet, Inc.	8,484	344,875
CDW Corp.	16,412	2,216,441
Cognex Corp.	2,004	100,561
Corning, Inc.	30,200	877,008
Dolby Laboratories, Inc. "A"	3,741	257,680
FLIR Systems, Inc.	5,528	296,080
Jabil, Inc.	15,431	599,340
Keysight Technologies, Inc.*	2,972	318,093
Littelfuse, Inc.	203	36,826
National Instruments Corp.	4,445	187,223
Trimble, Inc.*	2,881	116,767
Zebra Technologies Corp. "A"*	1,092	274,026
		6,396,446
IT Services 4.8%
Accenture PLC "A"	1,887	379,589
Akamai Technologies, Inc.*	3,600	313,632
Alliance Data Systems Corp.	224	23,948
Amdocs Ltd.	12,115	839,569
Automatic Data Processing, Inc.	2,389	407,993
Black Knight, Inc.*	4,758	299,802
Booz Allen Hamilton Holding Corp.	11,251	818,623
Broadridge Financial Solutions, Inc.	4,546	562,386
CACI International, Inc. "A"*	1,891	452,554
Cognizant Technology Solutions Corp. "A"	4,599	294,842
CoreLogic, Inc.*	1,017	42,134
DXC Technology Co.	1,182	44,124
EPAM Systems, Inc.*	4,423	937,012
Euronet Worldwide, Inc.*	2,594	407,751
Fidelity National Information Services, Inc.	2,011	277,820
Fiserv, Inc.*	6,009	698,486
FleetCor Technologies, Inc.*	1,245	382,115
Gartner, Inc.*	2,304	369,700
Genpact Ltd.	11,779	479,405
Global Payments, Inc.	2,167	392,444
GoDaddy, Inc. "A"*	1,196	79,390
International Business Machines Corp.	3,555	477,970
Jack Henry & Associates, Inc.	3,245	493,045
Leidos Holdings, Inc.	13,277	1,206,083
MasterCard, Inc. "A"	322	94,098
Paychex, Inc.	7,976	686,893
PayPal Holdings, Inc.*	1,157	124,968
Sabre Corp.	4,021	90,191
VeriSign, Inc.*	5,450	1,039,533
Visa, Inc. "A"	419	77,310
Western Union Co.	56,797	1,526,703
WEX, Inc.*	538	108,208
		14,428,321
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	4,593	518,779
Applied Materials, Inc.	15,412	892,355
Broadcom, Inc.	871	275,419
Cypress Semiconductor Corp.	8,017	187,999
Entegris, Inc.	3,781	178,917
Intel Corp.	3,801	220,648
KLA Corp.	7,044	1,154,230
Lam Research Corp.	9,014	2,405,206
Maxim Integrated Products, Inc.	6,953	394,026
Microchip Technology, Inc.	213	20,137
MKS Instruments, Inc.	2,380	252,946
Monolithic Power Systems, Inc.	1,251	201,011
ON Semiconductor Corp.*	2,976	63,895
Qorvo, Inc.*	620	64,610
QUALCOMM., Inc.	1,019	85,137
Skyworks Solutions, Inc.	2,470	242,801
Teradyne, Inc.	19,874	1,243,914
Texas Instruments, Inc.	4,271	513,417
Xilinx, Inc.	7,066	655,583
		9,571,030
Software 3.3%
Adobe, Inc.*	734	227,195
ANSYS, Inc.*	3,728	949,484
Aspen Technology, Inc.*	5,302	664,871
Atlassian Corp. PLC "A"*	200	25,422
Autodesk, Inc.*	230	41,607
Avalara, Inc.*	359	28,013
Cadence Design Systems, Inc.*	16,942	1,190,175
CDK Global, Inc.	3,349	179,339
Cerence, Inc.*	578	8,994
Citrix Systems, Inc.	5,222	589,094
Fair Isaac Corp.*	1,148	422,177
Fortinet, Inc.*	7,238	760,786
Guidewire Software, Inc.*	326	39,716
Intuit, Inc.	2,257	584,315
LogMeIn, Inc.	456	35,559
Manhattan Associates, Inc.*	4,218	352,245
Microsoft Corp.	1,757	265,975
NortonLifeLock, Inc.	6,624	164,937
Nuance Communications, Inc.*	4,631	83,034
Oracle Corp.	3,358	188,518
Palo Alto Networks, Inc.*	419	95,205
Paycom Software, Inc.*	237	65,604
Pegasystems, Inc.	43	3,338
Proofpoint, Inc.*	142	16,854
PTC, Inc.*	1,025	78,515
RealPage, Inc.*	457	25,149
salesforce.com, Inc.*	948	154,420
ServiceNow, Inc.*	499	141,237
SS&C Technologies Holdings, Inc.	697	41,855
Synopsys, Inc.*	10,654	1,502,640
Teradata Corp.*	2,937	78,007
Tyler Technologies, Inc.*	1,051	304,969
VMware, Inc. "A"	3,752	583,886
Workday, Inc. "A"*	202	36,182
		9,929,317
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	1,840	491,740
Dell Technologies Inc. "C"*	10,331	500,950
Hewlett Packard Enterprise Co.	31,367	496,540
HP, Inc.	41,723	837,798
NCR Corp.*	2,082	68,352
NetApp, Inc.	11,209	679,153
Xerox Holding Corp.	12,688	493,944
		3,568,477
Materials 5.2%
Chemicals 2.6%
Air Products & Chemicals, Inc.	4,197	991,877
Albemarle Corp.	1,122	73,356
Ashland Global Holdings, Inc.	2,049	146,913
Axalta Coating Systems Ltd.*	4,303	122,506
Cabot Corp.	1,101	51,736
Celanese Corp.	6,687	839,687
CF Industries Holdings, Inc.	2,853	131,837
Corteva, Inc.	974	25,343
Dow, Inc.	16,477	879,378
DuPont de Nemours, Inc.	1,608	104,214
Eastman Chemical Co.	1,911	149,765
Ecolab, Inc.	2,484	463,688
FMC Corp.	2,643	258,908
LyondellBasell Industries NV "A"	2,663	246,434
NewMarket Corp.	780	385,297
Olin Corp.	2,628	46,043
PPG Industries, Inc.	8,439	1,087,281
RPM International, Inc.	9,331	687,975
Scotts Miracle-Gro Co.	1,112	112,401
The Mosaic Co.	4,291	81,744
The Sherwin-Williams Co.	929	541,728
Valvoline, Inc.	16,302	369,240
W.R. Grace & Co.	2,171	145,088
		7,942,439
Construction Materials 0.1%
Eagle Materials, Inc.	363	33,407
Martin Marietta Materials, Inc.	291	78,105
Vulcan Materials Co.	1,375	195,071
		306,583
Containers & Packaging 1.8%
AptarGroup, Inc.	2,184	244,870
Ardagh Group SA	1,489	27,680
Avery Dennison Corp.	5,665	738,546
Ball Corp.	13,117	866,509
Berry Global Group, Inc.*	8,275	386,360
Crown Holdings, Inc.*	6,494	492,895
Graphic Packaging Holding Co.	1,569	25,528
International Paper Co.	11,518	533,744
Owens-Illinois, Inc.	7,094	70,089
Packaging Corp. of America	3,253	364,011
Sealed Air Corp.	6,424	242,377
Silgan Holdings, Inc.	13,459	414,672
Sonoco Products Co.	16,287	985,852
Westrock Co.	1,795	72,392
		5,465,525
Metals & Mining 0.6%
Newmont Goldcorp Corp.	753	28,915
Nucor Corp.	10,171	573,238
Reliance Steel & Aluminum Co.	7,765	916,115
Royal Gold, Inc.	286	33,539
Steel Dynamics, Inc.	2,550	86,011
		1,637,818
Paper & Forest Products 0.1%
Domtar Corp.	8,435	314,794
Real Estate 8.4%
Equity Real Estate Investment Trusts (REITs) 7.9%
Alexandria Real Estate Equities, Inc.	1,531	248,818
American Campus Communities, Inc.	2,671	128,315
American Homes 4 Rent "A"	3,839	102,540
American Tower Corp.	793	169,726
Americold Realty Trust	5,509	207,249
Apartment Investment & Management Co. "A"	30,223	1,625,091
Apple Hospitality REIT, Inc.	14,129	229,738
AvalonBay Communities, Inc.	2,935	629,293
Boston Properties, Inc.	2,320	321,413
Brandywine Realty Trust	7,320	112,948
Brixmor Property Group, Inc.	24,737	542,730
Brookfield Property REIT, Inc. "A"	20,045	381,256
Camden Property Trust	1,843	205,587
Columbia Property Trust, Inc.	252	5,231
CoreSite Realty Corp.	1,478	167,590
Corporate Office Properties Trust	2,719	79,340
Cousins Properties, Inc.	5,104	206,661
Crown Castle International Corp.	1,124	150,234
CubeSmart	7,032	216,867
CyrusOne, Inc.	616	38,377
Digital Realty Trust, Inc.	1,163	140,665
Douglas Emmett, Inc.	2,572	113,348
Duke Realty Corp.	12,614	443,760
Empire State Realty Trust, Inc. "A"	4,008	55,952
EPR Properties	5,797	411,123
Equinix, Inc.	283	160,419
Equity Commonwealth	12,635	415,060
Equity LifeStyle Properties, Inc.	7,738	573,231
Equity Residential	4,188	356,399
Essex Property Trust, Inc.	1,114	347,768
Extra Space Storage, Inc.	3,577	379,341
Federal Realty Investment Trust	2,128	281,045
Gaming and Leisure Properties, Inc.	11,920	503,024
Healthcare Trust of America, Inc. "A"	8,555	259,644
Healthpeak Properties, Inc.	37,486	1,307,512
Highwoods Properties, Inc.	3,343	162,303
Host Hotels & Resorts, Inc.	42,474	742,870
Hudson Pacific Properties, Inc.	1,980	70,884
Invitation Homes, Inc.	2,295	70,066
Iron Mountain, Inc.	10,114	324,862
JBG SMITH Properties	1,235	49,252
Kilroy Realty Corp.	2,647	220,336
Kimco Realty Corp.	11,556	249,841
Lamar Advertising Co. "A"	8,760	730,847
Liberty Property Trust	3,639	224,235
Life Storage, Inc.	2,989	327,355
Medical Properties Trust, Inc.	81,885	1,699,933
Mid-America Apartment Communities, Inc.	1,823	248,128
National Retail Properties, Inc.	7,762	432,654
Omega Healthcare Investors, Inc.	8,005	336,450
Outfront Media, Inc.	7,394	184,702
Paramount Group, Inc.	2,144	29,137
Park Hotels & Resorts, Inc.	22,187	524,723
Prologis, Inc.	5,648	517,074
Public Storage	2,572	541,869
Rayonier, Inc.	2,000	61,260
Realty Income Corp.	3,630	278,167
Regency Centers Corp.	3,133	203,770
Retail Properties of America, Inc. "A"	6,680	95,056
SBA Communications Corp.	433	102,391
Service Properties Trust	8,491	197,755
Simon Property Group, Inc.	4,077	616,483
SL Green Realty Corp.	882	75,261
Spirit Realty Capital, Inc.	2,932	153,637
STORE Capital Corp.	5,717	232,739
Sun Communities, Inc.	1,362	224,335
Taubman Centers, Inc.	977	31,733
The Macerich Co.	630	16,966
UDR, Inc.	5,430	260,911
Ventas, Inc.	2,717	158,428
VEREIT, Inc.	3,826	37,342
VICI Properties, Inc.	25,711	635,833
Vornado Realty Trust	2,234	144,249
Weingarten Realty Investors	19,477	620,148
Welltower, Inc.	2,088	176,582
Weyerhaeuser Co.	2,770	81,743
WP Carey, Inc.	4,614	384,900
		23,994,505
Real Estate Management & Development 0.5%
CBRE Group, Inc. "A"*	20,305	1,157,791
Howard Hughes Corp.*	152	16,782
Jones Lang LaSalle, Inc.	1,971	327,837
		1,502,410
Utilities 8.7%
Electric Utilities 4.3%
Alliant Energy Corp.	10,327	547,331
American Electric Power Co., Inc.	11,304	1,032,620
Avangrid, Inc.	2,131	103,439
Duke Energy Corp.	6,152	542,422
Edison International	6,932	479,001
Entergy Corp.	10,730	1,248,865
Evergy, Inc.	3,652	231,062
Eversource Energy	11,092	916,643
Exelon Corp.	23,643	1,049,749
FirstEnergy Corp.	8,976	428,065
Hawaiian Electric Industries, Inc.	16,937	739,639
IDACORP, Inc.	5,450	572,523
NextEra Energy, Inc.	1,623	379,490
OGE Energy Corp.	18,041	758,804
Pinnacle West Capital Corp.	11,170	976,146
PPL Corp.	33,855	1,152,086
Southern Co.	12,182	755,162
Xcel Energy, Inc.	16,739	1,029,281
		12,942,328
Gas Utilities 0.7%
Atmos Energy Corp.	7,235	773,856
National Fuel Gas Co.	8,773	394,960
UGI Corp.	21,745	946,995
		2,115,811
Independent Power & Renewable Electricity Producers 0.6%
AES Corp.	81,513	1,541,410
NRG Energy, Inc.	3,904	155,106
Vistra Energy Corp.	6,415	170,190
		1,866,706
Multi-Utilities 2.8%
Ameren Corp.	15,675	1,165,123
CenterPoint Energy, Inc.	41,316	1,014,721
CMS Energy Corp.	16,297	999,006
Consolidated Edison, Inc.	8,754	760,635
Dominion Energy, Inc	4,975	413,472
DTE Energy Co.	10,626	1,327,612
MDU Resources Group, Inc.	6,840	198,634
NiSource, Inc.	8,600	227,470
Public Service Enterprise Group, Inc.	12,832	761,066
Sempra Energy	3,384	498,362
WEC Energy Group, Inc.	11,708	1,037,914
		8,404,015
Water Utilities 0.3%
American Water Works Co., Inc.	5,311	642,790
Aqua America, Inc.	7,435	329,148
		971,938
Total Common Stocks (Cost $244,915,328)		300,133,265
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.817% **, 7/16/2020 (b) (Cost $135,424)	137,000	135,656
	Shares	Value ($)
Rights 0.0%
Communication Services 0.0%
DISH Network Corp., Expiration Date 12/9/2019*	295	201
Health Care 0.0%
Bristol-Myers Squibb Co., Expiration Date 3/31/2021*	2,123	4,564
Total Rights (Cost $4,522)		4,765
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.53% (c) (d) (Cost $293,561)	293,561	293,561
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.63% (c) (Cost $1,241,692)	1,241,692	1,241,692
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $246,590,527)	100.0	301,808,939
Other Assets and Liabilities, Net	(0.0)	(100,779)
Net Assets	100.0	301,708,160

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2019 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.53% (c) (d)
645,329	—	351,768 (e)	—	—	340	—	293,561	293,561
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.63% (c)
780,204	4,438,096	3,976,608	—	—	5,681	—	1,241,692	1,241,692
1,425,533	4,438,096	4,328,376	—	—	6,021	—	1,535,253	1,535,253

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $284,519, which is 0.1% of net assets.
(b)	At November 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.
S&P: Standard & Poor's
At November 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/20/2019	4	612,862	628,740	15,878
S&P MidCap 400 E-Mini Index	USD	12/20/2019	4	784,412	804,000	19,588
Total unrealized appreciation						35,466

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$300,133,265	$—	$—	$300,133,265
Government & Agency Obligations	—	135,656	—	135,656
Rights	4,765	—	—	4,765
Short-Term Investments (f)	1,535,253	—	—	1,535,253
Derivatives (g)
Futures Contracts	$35,466	$—	$—	$35,466
Total	$301,708,749	$135,656	$—	$301,844,405

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 35,466